Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Current Assets
Cash	$ 120,908
Prepaid ExpensesandOther Current Assets	36,500
Inventory	1,523,740
Accounts Receivable	12,238
Total current assets	1,572,478
Property and Equipment	258,495
Total Assets	1,830,972	0
Current Liabilities
Accounts Payable and Accrued Liabilities	734,550	151,580
Client Deposits	1,044,589
Bank Overdraft	0
Current Portion of Notes Payable	129,714	3,000
Loans from Related Parties	312,401	22,500
Current Portion of Line of Credit	22,307
Current Portion of Capital Leases	37,422
Convertible Notes Payable, Net of Discount	1,084,689	393,750
Judgement Payable	248,490
Derivative Liability	959,574	147,667
Total Current Liabilities	4,573,736	718,497
Long-Term Debt
Notes Payable, Less Current Portion	230,656
Capital Leases, Less Current Portion	320,393
Line of Credit, Less Current Portion	68,336
Total Long-Term Debt	616,886
Total Liabilities	5,190,622	718,497
Stockholders' Equity/(Deficit)
Preferred Stock, $.0001 par value, 500,000,000 million authorized 500,000,000 and 1,000,000 shares issued and outstanding at September 30, 2017 and 2016, respectively	8,500	1,000
Common Stock, $.0001 par value, 500,000,000 million authorized 129,815,781 and 328,851,197 shares issued and outstanding at September 30, 2017 and 2016, respectively	15,722	32,885
Additional Paid-In Capital	(3,046,485)	17,790,957
Retained Earnings(Deficit)	(337,386)	(18,543,339)
Total Stockholders' Equity/(Deficit)	(3,359,649)	(718,497)
Total Liabilities & Stockholders’ Equity/(Deficit)	$ 1,830,972	$ 0